Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended			3 Months Ended			12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended
	Aug. 29, 2013 mm	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Dec. 02, 2010	Aug. 29, 2013 mm	Aug. 30, 2012	Sep. 01, 2011	May 31, 2012 Tax Benefits Resulting From Favorable Resolution Of Prior Period Tax Positions [Member]	Mar. 01, 2012 Antitrust Matters [Member] Oracle Dram Price Fixing Suit [Member]	Aug. 29, 2013 Inotera [Member]	Aug. 29, 2013 Inotera [Member]	May 31, 2012 Transform [Member]	Aug. 29, 2013 Elpida Company [Member]	Aug. 29, 2013 Elpida Company [Member]	Jul. 31, 2013 Elpida Company [Member] mm	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	May 30, 2013 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	Feb. 28, 2013 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	Nov. 29, 2012 Not Designated as Hedging Instrument [Member] Elpida Company [Member]
Net sales	$ 2,843	$ 2,318	$ 2,078	$ 1,834	$ 1,963	$ 2,172	$ 2,009	$ 2,090		$ 9,073	$ 8,234	$ 8,788
Gross margin	708	556	366	217	219	234	210	305		1,847	968	1,758
Operating income (loss)	207	149	(23)	(97)	(149)	(188)	(204)	(71)		236	(612)	761
Net income (loss)	1,710	43	(284)	(275)	(242)	(320)	(282)	(187)		1,194	(1,031)	190
Net income (loss) attributable to Micron	1,708	43	(286)	(275)	(243)	(320)	(282)	(187)		1,190	(1,032)	167
Earnings (loss) per share:
Basic (in dollars per share)	$ 1.65	$ 0.04	$ (0.28)	$ (0.27)	$ (0.24)	$ (0.32)	$ (0.29)	$ (0.19)		$ 1.16	$ (1.04)	$ 0.17
Diluted (in dollars per share)	$ 1.51	$ 0.04	$ (0.28)	$ (0.27)	$ (0.24)	$ (0.32)	$ (0.29)	$ (0.19)		$ 1.13	$ (1.04)	$ 0.17
Selected Quarterly Financial Information [Abstract]
Gain on acquisition of Elpida										1,484	0	0						1,484	1,484
Gain from issuance of Inotera shares										48	0	0			48	48
Inotera ownership percentage before transaction															39.70%
Inotera ownership percentage after transaction															35.50%
(Gains) losses from currency hedges, net										222	19	(21)									3	47	120	58
Diameter of Wafer Used in Production (in millimeters)	200									200										300
Restructure and asset impairments	32	55	60	(21)						126	10	(75)
Loss from extinguishment of debt			(31)						(111)	(31)	0	(113)
Other than temporary impairment in Transform																	69
Settlement agreement amount														58
Tax benefit related to favorable resolution of certain prior year tax matters										$ (17)	$ (8)	$ (90)	$ 42